Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Selected Quarterly Financial Data (Unaudited) disclosure
Selected Quarterly Financial Data (Unaudited) disclosure [Text Block]

19.                SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

2016 (in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$6,686	$6,785	$6,961	$7,193	$27,625
Total expenses	5,769	5,898	6,014	5,891	23,572
Income before income taxes	917	887	947	1,302	4,053
Income tax expense	226	223	231	359	1,039
Net income	$691	$664	$716	$943	$3,014

Net income per share(1):
Basic	$2.33	$2.27	$2.48	$3.32	$10.39
Diluted	2.30	2.24	2.45	3.28	10.28

2015 (in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$6,629	$6,710	$6,798	$6,678	$26,815
Total expenses	5,481	5,634	5,491	5,469	22,075
Income before income taxes	1,148	1,076	1,307	1,209	4,740
Income tax expense	315	264	379	343	1,301
Net income	$833	$812	$928	$866	$3,439

Net income per share(1):
Basic	$2.58	$2.56	$3.00	$2.87	$10.99
Diluted	2.55	2.53	2.97	2.83	10.88

(1)         Due to the averaging of shares, quarterly earnings per share may not add to the total for the full year.